CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Continuing operations
Interest income	$ 128,377	$ 132,752	$ 33,936
Exploration and evaluation expenses	(7,107,146)	(6,021,506)	(1,132,846)
Corporate and administrative expenses	(1,711,475)	(1,160,608)	(444,388)
Business development expenses	(928,097)	(1,207,907)	(233,538)
Share based payments	(438,375)	(1,172,164)	(861,973)
Foreign stock exchange listing expenses	0	(580,922)	0
Other income/(expenses)	234,090	52,538	(619)
Loss before income tax	(9,822,626)	(9,957,817)	(2,639,428)
Income tax expense	0	0	0
Loss for the year	(9,822,626)	(9,957,817)	(2,639,428)
Loss attributable to members of Piedmont Lithium Limited	(9,822,626)	(9,957,817)	(2,639,428)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(366,083)	(249,205)	58,802
Other comprehensive income/(loss) for the year, net of tax	(366,083)	(249,205)	58,802
Total comprehensive loss for the year	(10,188,709)	(10,207,022)	(2,580,626)
Total comprehensive loss attributable to members of Piedmont Lithium Limited	$ (10,188,709)	$ (10,207,022)	$ (2,580,626)
Basic loss per share (cents per share)	$ (0.02)	$ (0.02)	$ (0.01)
Diluted loss per share (cents per share)	$ (0.02)	$ (0.02)	$ (0.01)